Deferred income tax assets and liabilities and income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of temporary difference, unused tax losses and unused tax credits
Deferred income tax assets and liabilities break down as follows:

	As of January 1, 2022	Profit (loss)	Other comprehensive income (loss)	As of December 31, 2022
Tax losses and other unused tax credits (1)	6,972	(2,255)	—	4,717
Provisions	7,265	(2,559)	—	4,706
Employee benefit	2,913	(467)	1,463	3,909
Right-of-use assets, net	161	877	—	1,038
Other	(501)	1,948	—	1,447

Assets for deferred income tax	16,810	(2,456)	1,463	15,817

Property, plant and equipment	(150,786)	4,632	—	(146,154)
Tax inflation adjustment	(36,038)	(72,325)	—	(108,363)
Trade and other receivables	1,784	(3,131)	—	(1,347)
Short-term investments	(1,925)	715	—	(1,210)
Borrowings	(1,225)	304	—	(921)
Inventories	(1,269)	371	—	(898)

Liabilities for deferred income tax	(189,459)	(69,434)	—	(258,893)

Deferred income tax, net	(172,649)	(71,890)	1,463	(243,076)

	As of January 1, 2021	Profit (loss)	Other comprehensive income (loss)	As of December 31, 2021
Tax losses and other unused tax credits (1)	37,479	(30,507)	—	6,972
Provisions	2,473	4,792	—	7,265
Employee benefit	865	—	2,048	2,913
Trade and other receivables	(561)	2,345	—	1,784
Right-of-use assets, net	264	(103)	—	161

Assets for deferred income tax	40,520	(23,473)	2,048	19,095

Property, plant and equipment	(133,911)	(16,875)	—	(150,786)
Tax inflation adjustment	(39,439)	3,401	—	(36,038)
Short-term investments	(135)	(1,790)	—	(1,925)
Inventories	(822)	(447)	—	(1,269)
Borrowings	(1,212)	(13)	—	(1,225)
Other	(3)	(498)	—	(501)

Liabilities for deferred income tax	(175,522)	(16,222)	—	(191,744)

Deferred income tax, net	(135,002)	(39,695)	2,048	(172,649)

(1)
As of December 31, 2022 and 2021,
the Company has recognized Net Operating Loss (“NOL”) based on a the analysis of expected future taxable income in the following years, generated in Argentina and Mexico.

Schedule of deferred income tax assets and liabilities	The following amounts, are disclosed in the consolidated statement of financial position:

	As of December 31, 2022	As of December 31, 2021
Deferred income tax assets, net	335	2,771
Deferred income tax liabilities, net	243,411	175,420

Schedule of major components of tax expense income
Income tax breaks down as follows:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Income tax
Current income tax	(92,089)	(62,419)	(184)
Deferred income tax	(71,890)	(39,695)	10,297

Income tax (expense) disclosed in the statement of profit or loss	(163,979)	(102,114)	10,113

Deferred income tax charged to other comprehensive income	1,463	2,048	(114)

Total income tax (expense) benefit	(162,516)	(100,066)	9,999

Schedule of reconciliation of income taxes
Below is the reconciliation between income tax expense and the amount resulting from the application of the tax rate to profit (loss) before income tax:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Profit (loss) before income tax	433,514	152,764	(112,862)
Statutory income tax rate	30%	30%	30%

Income tax at the current tax rate pursuant to effective tax regulations	(130,054)	(45,829)	33,859

Items that adjust income tax (expense) / benefit:
Nondeductible expenses	(18,735)	(6,600)	(2,449)
Inflation adjustment	(153,517)	(98,348)	(32,086)
Effect on the measurement of monetary and nonmonetary items at functional currency	169,058	86,724	24,628
Unrecognized tax losses and other assets	(15,568)	(4,047)	(7,039)
Effect of tax losses (1)	—	31,232	(179)
Effect related to statutory income tax rate change (2)	—	(67,312)	(6,384)
Difference in income tax estimate prior year	6,358	—	—
Application of tax credits	6,229	9,710	—
Effect related to the difference in tax rate other than Mexican statutory rate	(25,762)	(7,637)	—
Other	(1,988)	(7)	(237)

Total income tax benefit (expense)	(163,979)	(102,114)	10,113

(1)	For the year ended December 31, 2021, see Note 16.1.
(2)	For the year ended December 31, 2021, mainly include effects in Note 33.1.

Summary of tax losses carryforwards	Below are the updated accumulated tax losses not recognized and their due dates:

	As of December 31, 2022	As of December 31, 2021
2027	5,166	4,499
2028	60,727	51,618
2029	27,113	13,781
As from 2030	36,203	7,903

Total accumulated tax losses not recognized	129,209	77,801

Schedule of breakdown of income tax liability	Income tax liabilities break down as follows:

	As of December 31, 2022	As of December 31, 2021
Current
Income tax, net of withholdings and prepayments	58,770	44,625

Total current	58,770	44,625